LOSSES PER SHARE (Schedule Of Computation Of Basic And Diluted Net Loss Per Ordinary Share) (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Net loss:
Loss from continuing operations	$ (110,503)	$ (194,053)	$ (223,177)
Income from discontinued operations, net of tax	0	8,701	1,520
Net loss	(110,503)	(185,352)	(221,657)
Add: net loss attributable to noncontrolling interest	76		1,529
Net loss attributable to Renren Inc.	$ (110,427)	$ (185,352)	$ (220,128)
Weighted average number of ordinary shares outstanding used in computing net loss per ordinary share-basic	1,028,537,406	1,022,664,396	1,019,378,556
Incremental weighted average ordinary shares from assumed exercise of stock options using the treasury stock method	0	4,512,567	7,857,646
Weighted average number of ordinary shares outstanding used in computing net income per ordinary share-diluted	1,028,537,406	1,027,176,963	1,027,236,202
Net loss per ordinary share attributable to Renren Inc. shareholders - basic:
Income (loss) per ordinary share from continuing operations	$ (0.11)	$ (0.19)	$ (0.22)
Income per ordinary share from discontinued operations	0	0.01	0.00
Net loss per ordinary share attributable to Renren Inc. shareholders - basic:	(0.11)	(0.18)	(0.22)
Net loss per ordinary share attributable to Renren Inc. shareholders - diluted:
Income (loss) per ordinary share from continuing operations	(0.11)	(0.19)	(0.22)
Income per ordinary share from discontinued operations	0	0.01	0.00
Net loss per ordinary share attributable to Renren Inc. shareholders - diluted:	$ (0.11)	$ (0.18)	$ (0.22)